INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes [Abstract]
Theoretical income tax expense, net of IRAP	€ 210,088	€ 192,706	€ 179,077
Permanent and other differences	(76,187)	(58,877)	(7,061)
Effect of changes in tax rate and tax regulations	733	0	4,862
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	3,457	1,216	2,344
Taxes relating to prior years	7,208	(145,084)	(1,232)
Withholding tax on earnings	3,360	1,514	2,420
Total income tax expense/(benefit), net of IRAP	€ 148,659	€ (8,525)	€ 180,410
Effective tax rate, net of IRAP (percent)	17.00%	(1.10%)	24.20%
IRAP (current and deferred)	€ 27,997	€ 24,842	€ 28,350
Total income tax expense	€ 176,656	€ 16,317	€ 208,760